T. ROWE PRICE HEDGED EQUITY ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 10.5%
COMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.2%
AT&T	558	16
Verizon Communications	893	39
		55
Entertainment 0.0%
Electronic Arts	58	12
		12
Interactive Media & Services 0.1%
Meta Platforms, Class A	28	20
		20
Wireless Telecommunication Services 0.2%
T-Mobile US	153	37
		37
Total Communication Services		124
CONSUMER DISCRETIONARY 0.7%
Hotels, Restaurants & Leisure 0.2%
McDonald's	133	41
Yum! Brands	42	6
		47
Specialty Retail 0.5%
AutoZone (1)	11	47
Home Depot	11	4
Lowe's	66	17
O'Reilly Automotive (1)	259	28
TJX	129	19
		115
Total Consumer Discretionary		162
CONSUMER STAPLES 1.0%
Beverages 0.2%
Keurig Dr Pepper	451	12
Molson Coors Beverage, Class B	229	10
PepsiCo	95	13
		35
Consumer Staples Distribution & Retail 0.2%
Walmart	421	43
		43

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 0.1%
General Mills	262	13
Ingredion	88	11
Kraft Heinz	294	8
		32
Household Products 0.4%
Colgate-Palmolive	424	34
Kimberly-Clark	163	20
Procter & Gamble	287	44
		98
Tobacco 0.1%
Philip Morris International	121	20
		20
Total Consumer Staples		228
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
ConocoPhillips	158	15
EOG Resources	169	19
Exxon Mobil	337	38
Williams	208	13
Total Energy		85
FINANCIALS 1.6%
Capital Markets 0.3%
Cboe Global Markets	176	43
CME Group	129	35
		78
Financial Services 0.5%
Berkshire Hathaway, Class B (1)	73	37
Mastercard, Class A	76	43
Visa, Class A	122	41
		121
Insurance 0.8%
Allstate	143	31
Arthur J. Gallagher	22	7
Chubb	143	40
Hartford Insurance Group	166	22
Marsh & McLennan	99	20
Progressive	89	22
RenaissanceRe Holdings	70	18
Travelers	54	15
		175
Total Financials		374

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 1.6%
Biotechnology 0.4%
AbbVie	200	46
Gilead Sciences	333	37
Regeneron Pharmaceuticals	7	4
		87
Health Care Equipment & Supplies 0.3%
Becton Dickinson & Company	43	8
Medtronic	240	23
ResMed	68	19
Zimmer Biomet Holdings	137	13
		63
Health Care Providers & Services 0.6%
Cencora	163	51
Encompass Health	97	12
McKesson	72	56
UnitedHealth Group	56	20
		139
Pharmaceuticals 0.3%
Bristol-Myers Squibb	234	11
Eli Lilly	9	7
Johnson & Johnson	174	32
Merck	220	18
		68
Total Health Care		357
INDUSTRIALS & BUSINESS SERVICES 1.0%
Aerospace & Defense 0.1%
Lockheed Martin	23	12
Northrop Grumman	28	17
		29
Commercial Services & Supplies 0.4%
Republic Services	139	32
Waste Connections	136	24
Waste Management	108	24
		80
Ground Transportation 0.0%
CSX	209	7
		7
Industrial Conglomerates 0.1%
Roper Technologies	67	33
		33

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.4%
Automatic Data Processing	63	19
Booz Allen Hamilton Holdings	194	19
Broadridge Financial Solutions, ADR	37	9
SS&C Technologies Holdings	206	18
Verisk Analytics	76	19
		84
Total Industrials & Business Services		233
INFORMATION TECHNOLOGY 2.8%
Communications Equipment 0.4%
Cisco Systems	501	34
F5 (1)	67	22
Motorola Solutions	84	38
		94
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A	231	29
TE Connectivity	123	27
Teledyne Technologies (1)	34	20
		76
IT Services 0.7%
Accenture, Class A	124	30
Akamai Technologies (1)	206	15
Amdocs	168	14
Cognizant Technology Solutions, Class A	355	24
GoDaddy, Class A (1)	129	18
International Business Machines	102	29
VeriSign	57	16
		146
Semiconductors & Semiconductor Equipment 0.1%
NVIDIA	82	15
Texas Instruments	39	7
		22
Software 1.2%
Cadence Design Systems (1)	13	4
Check Point Software Technologies (1)	72	15
Fair Isaac (1)	4	6
Fortinet (1)	258	22
Gen Digital	668	19
Intuit	61	42
Microsoft	131	68
Nutanix, Class A (1)	32	2
Oracle	14	4
Palo Alto Networks (1)	87	18

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
PTC (1)	129	26
Salesforce.com	25	6
ServiceNow (1)	24	22
Workday (1)	36	9
Zoom Communications (1)	77	6
		269
Technology Hardware, Storage & Peripherals 0.1%
Apple	28	7
NetApp	165	20
		27
Total Information Technology		634
MATERIALS 0.1%
Chemicals 0.1%
Corteva	220	15
Linde	36	17
Total Materials		32
UTILITIES 0.8%
Electric Utilities 0.5%
Duke Energy	297	37
Entergy	69	6
Evergy	260	20
Southern	237	22
Xcel Energy	308	25
		110
Gas Utilities 0.1%
Atmos Energy	61	11
		11
Multi-Utilities 0.2%
Ameren	111	11
CMS Energy	202	15
Consolidated Edison	121	12
DTE Energy	89	13
WEC Energy Group	37	4
		55
Total Utilities		176
Total Common Stocks (Cost $2,360)		2,405
EXCHANGE-TRADED FUNDS 81.2%
Exchange-Traded Funds 81.2%
T. Rowe Price U.S. Equity Research ETF (2)	445,058	18,652
Total Exchange-Traded Funds (Cost $16,307)		18,652

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 7.8%
Money Market Funds 6.3%
T. Rowe Price Treasury Reserve Fund, 4.17% (2)(3)	1,446,176	1,446
U.S. Treasury Obligations 1.5%
U.S. Treasury Bills, 4.28%, 10/2/25	250,000	250
U.S. Treasury Bills, 3.91%, 12/18/25 (4)	100,000	99
		349
Total Short-Term Investments (Cost $1,795)		1,795

T. ROWE PRICE HEDGED EQUITY ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.2%

Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 7/17/26 @ $5,500	2	1,337	21
S&P 500 Index, Put, 8/21/26 @ $5,550	1	669	13
S&P 500 Index, Put, 9/18/26 @ $5,700	1	669	15
Total Options Purchased (Cost $68)			49

Total Investments in Securities 99.7% of Net Assets (Cost $20,530)	$22,901
Other Assets Less Liabilities 0.3%	79
Net Assets 100.0%	$22,980

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.
(3)	Seven-day yield
(4)	At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

T. ROWE PRICE HEDGED EQUITY ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 4 E-mini S&P 500 contracts	12/25	(1,332)	$(16)
Long, 24 U.S. Treasury Notes ten year contracts	12/25	2,689	11
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(5)

T. ROWE PRICE HEDGED EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price U.S. Equity Research ETF	$137	$2,345	$—
T. Rowe Price Treasury Reserve Fund	—	—	24
Totals	$137#	$2,345	$24+

Supplementary Investment Schedule
Affiliate	Value 3/26/25*	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price U.S. Equity Research ETF	$—	17,911	1,604	$18,652
T. Rowe Price Treasury Reserve Fund	—	¤	¤	1,446
	Total			$20,098^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $24 of dividend income and $0 of interest income.
*	Inception date
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $17,753.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Hedged Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE HEDGED EQUITY ETF

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,405	$—	$—	$2,405
Exchange-Traded Funds	18,652	—	—	18,652
Short-Term Investments	1,446	349	—	1,795
Options Purchased	—	49	—	49
Total Securities	22,503	398	—	22,901
Futures Contracts*	11	—	—	11
Total	$22,514	$398	$—	$22,912
Liabilities
Futures Contracts*	$16	$—	$—	$16

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market

T. ROWE PRICE HEDGED EQUITY ETF

disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1177-054Q3
09/25